Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Tax (Expenses) Benefits
The following table presents the current and deferred tax (expense) benefits (in USD thousands):

	For the year ended December 31,
	2022	2021	2020
Current income tax expense
Current year	$(310)	$—	$—
Uncertain tax positions	328	(110)	(74)
Total current income tax expense	$18	$(110)	$(74)

Deferred income tax (expense) benefit
Origination and reversal of temporary differences	$118	$(58)	$1,960

Total deferred income tax (expense) benefit	$118	$(58)	$1,960

Total income tax (expense) benefit	$136	$(168)	$1,886

Reconciliation of Expected Tax Expense to Tax Expense Report in Statement of Loss
The following table presents the reconciliation of the expected tax expense to the tax expense report in the statement of loss (in USD thousands):

	For the year ended December 31,
	2022	2021	2020
Loss before tax	$(87,585)	$(73,507)	$(41,225)
Tax at Swiss statutory rate	11,749	9,907	5,541
Effect of tax rates in foreign jurisdictions	(292)	(218)	(177)
Tax effect of:
Unrecognized deferred tax assets	(9,386)	(9,077)	(3,276)
Income not subject to tax (expense not deductible for tax purposes)	(1,940)	(805)	41
Uncertain tax positions	328	(110)	(74)
Recognition of deferred tax assets from previously unrecognized tax assets	509	—	—
2018-2019 French tax assessment	(427)	—	—
Other	(405)	135	(169)
Income tax (expense)/benefit	$136	$(168)	$1,886

Summary of Movement in Deferred Tax Balances	The following table presents the changes in the Company’s deferred tax assets and deferred tax liabilities (in USD thousands):

	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2022	$(29)	$341	$44	$(352)	$630	$96	$1,260	$1,990
Recognized in profit or loss	(50)	(324)	26	60	(119)	725	(201)	117
Recognized in OCI	—	—	(59)	—	—	—	—	(59)
Currency translation differences	(1)	(17)	(2)	(10)		31	(109)	(108)
December 31, 2022	$(80)	$—	$9	$(302)	$511	$852	$950	$1,940
Deferred tax assets			9		511	940	950	2,410
Deferred tax liabilities	(80)	—	—	(302)	—	(88)	—	(470)

	Depreciation & amortization	Bad debt reserves	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2021	$288	$433	$35	$(311)	$301	$(10)	$1,378	$2,114
Recognized in profit or loss	(309)	(65)	12	(34)	331	38	(31)	(58)
Currency translation differences	(8)	(27)	(3)	(7)	(2)	68	(87)	(66)
December 31, 2021	$(29)	$341	$44	$(352)	$630	$96	$1,260	$1,990
Deferred tax assets	—	341	44	—	630	361	1,260	2,636
Deferred tax liabilities	(29)	—	—	(352)	—	(265)	—	(646)
The following table consists of the deferred tax assets that have not been recognized because it is not probable that there will be future taxable profits to use these benefits (in USD thousands):

	December 31,
	2022		2021
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	$3,385	$511	$5,101	$729
Net operating loss carryforwards	263,486	34,224	202,394	28,597
Total	$266,871	$34,735	$207,495	$29,326

Summary of Expiring Amounts of Unrecognized Net Operating Loss Carryforwards	As of December 31, 2022 and December 31, 2021, the Company had the following expiring amounts of unrecognized NOL carryforwards (in USD thousands):

	December 31,
	2022	2021
One year	$12,007	$7,625
Two years	16,261	12,170
Three years	15,561	16,482
Four years	23,515	15,772
Thereafter and unlimited	196,142	150,345
Net operating loss carryforwards	$263,486	$202,394